Schedule of Investments (unaudited) November 30, 2019	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Common Stocks — 0.1%

Commercial Services & Supplies — 0.0%
Preston Holdings LLC(a)(b)		42,521	$191,345

Electric Utilities — 0.1%
TexGen Power LLC(a)(b)		46,825	2,107,125

Health Care Providers & Services — 0.0%
New Millennium Holdco, Inc.(a)(b)		71,823	431

Machinery — 0.0%
Ameriforge Group, Inc.(a)		5,385	290,790

Marine — 0.0%
Projector SA(a)(b)		42,521	—

Media — 0.0%(a)
Clear Channel Outdoor Holdings, Inc.		480,539	1,191,737
iHeartMedia, Inc., Class A		24,004	369,421

			1,561,158

Software — 0.0%
Avaya Holdings Corp.(a)		259	3,308

Total Common Stocks — 0.1% (Cost: $4,748,473)			4,154,157

		Par (000)

Corporate Bonds — 0.4%

Commercial Services & Supplies — 0.0%
Prime Security Services Borrower LLC, 9.25%, 05/15/23(c)	USD	763	802,104

Communications Equipment — 0.0%
Avaya, Inc., 7.00%, 04/01/19(a)(b)(c)(d)		5,545	—

Distributors — 0.2%
Wolverine Escrow LLC, 9.00%, 11/15/26(c)		6,095	6,156,561

Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC(b):
(LIBOR USD 3 Month + 4.50%), 5.10%, 10/10/19(a)(d)(e)		8,430	—
11.50%, 10/01/20		5,909	—

			—

Oil, Gas & Consumable Fuels — 0.2%
CONSOL Energy, Inc., 11.00%, 11/15/25(c)		5,696	4,841,600

Total Corporate Bonds — 0.4% (Cost: $13,297,816)			11,800,265

Floating Rate Loan Interests — 89.2%(f)

Aerospace & Defense — 2.2%
Atlantic Aviation FBO, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%),
5.46%, 12/06/25(b)		5,542	5,583,686
Bleriot US Bidco Inc., Term Loan B, (LIBOR
USD 3 Month + 4.75%), 6.61%, 10/31/26		4,456	4,472,888
Dynasty Acquisition Co., Inc., Term Loan:
04/06/26(g)		23,951	24,022,135
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.82% - 6.90%, 11/28/21		6,898	6,881,010
TransDigm, Inc., Term Loan, 08/22/24(g)		1,881	1,878,942
Transdigm, Inc., Term Loan F, (LIBOR USD 1 Month + 2.50%), 4.20% - 4.83%, 06/09/23		25,488	25,487,764

			68,326,425

Security	Par (000)		Value

Air Freight & Logistics — 0.3%
Avolon Borrower 1 LLC, 1st Lien Term Loan B3, (LIBOR USD 1 Month + 1.75%), 3.47%, 01/15/25	USD	8,559	$8,590,290

Airlines — 0.8%
American Airlines, Inc., Term Loan B:
(LIBOR USD 1 Month + 2.00%), 3.70%, 04/28/23		4,642	4,640,417
(LIBOR USD 1 Month + 2.00%), 3.77%, 12/14/23		7,825	7,824,285
WestJet Airlines Ltd., Term Loan, 08/07/26(g)		13,106	13,173,365

			25,638,067

Auto Components — 1.0%
Panther BF Aggregator 2 LP, Term Loan B:
(EURIBOR 1 Month + 3.75%), 3.75%, 04/30/26	EUR	2,000	2,205,758
(LIBOR USD 1 Month + 3.50%), 5.20%, 04/30/26	USD	23,227	23,212,599
Wand Newco 3, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.20%, 02/05/26		6,227	6,247,631

			31,665,988

Building Products — 0.7%
CPG Merger Sub LLC, Term Loan, (LIBOR USD 6 Month + 3.75%), 5.93%, 05/05/24		6,745	6,656,064
LSF10 XL Bidco SCA, Term Loan, (EURIBOR 3 Month + 4.00%), 4.00%, 10/12/26	EUR	2,000	2,139,369
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.36%, 12/19/23	USD	13,147	12,994,028

			21,789,461

Capital Markets — 1.7%
Deerfield Holdings Corp., Term Loan, 02/13/25(g)		14,162	13,963,643
Fortress Investment Group LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.70%, 12/27/22		5,694	5,707,064
Greenhill & Co., Inc., Term Loan, 04/12/24(b)(g)		6,443	6,217,133
Jefferies Finance LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.56%, 06/03/26		5,585	5,524,517
RPI Finance Trust, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.70%, 03/27/23		10,067	10,122,441
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.10%, 05/29/26		7,883	7,173,882
Travelport Finance (Luxembourg) SA, 2nd Lien Term Loan, (LIBOR USD 3 Month + 9.00%), 11.04%, 03/18/27(b)		5,005	4,204,200

			52,912,880

Chemicals — 3.5%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, (EURIBOR 1 Month + 3.25%), 3.25%, 09/13/23	EUR	1,965	2,070,548
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.10%, 01/31/24	USD	17,179	16,957,040
Ascend Performance Materials LLC, Term Loan B, (LIBOR USD 3 Month + 5.25%), 7.35%, 08/14/26		10,708	10,707,826
Axalta Dupont PC, Term Loan, (LIBOR USD 3 Month + 1.75%), 3.85%, 06/01/24		13,410	13,412,427
Chemours Co. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 3.46%, 04/03/25		3,904	3,696,696
Ennis-Flint Road Infrastructure Investment, Term Loan, 06/13/23(g)		3,344	3,073,595

1

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
Greenrock Finance, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.60%, 06/28/24	USD	3,090	$3,083,783
Invictus Co., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.93%, 03/28/25		7,513	7,422,722
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 8.68%, 03/30/26		1,945	1,802,373
IPS Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.20%, 11/07/24		5,741	5,750,935
LTI Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.20%, 09/06/25		2,865	2,437,409
Messer Industries GmbH, Term Loan, (LIBOR USD 3 Month + 2.50%), 4.60%, 03/01/26		10,903	10,924,642
Momentive Performance Materials, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.96%, 05/15/24		3,293	3,249,547
OXEA Holding Vier GmbH, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.56%, 10/14/24		11,878	11,870,381
PQ Corp., Term Loan, (LIBOR USD 3 Month + 2.50%), 4.43%, 02/08/25		10,314	10,333,105

			106,793,029

Commercial Services & Supplies — 4.4%
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 3.85%, 11/10/23		12,713	12,733,075
Allied Universal Holdco LLC, Term Loan B, (LIBOR USD 6 Month + 4.25%), 6.51%, 07/10/26		20,761	20,668,381
Brand Energy & Infrastructure Services, Inc., Term Loan, 06/21/24(g)		12,011	11,744,120
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.93%, 11/01/24		12,551	12,233,812
Cast & Crewpayroll, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.00%), 5.71%, 01/16/26		8,276	8,302,315
Diamond (BC) BV, Term Loan, 09/06/24(g)		9,897	9,387,484
EnergySolutions LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.85%, 05/30/25		2,624	2,461,749
GFL Environmental, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.70%, 05/30/25		6,137	6,067,923
Harland Clarke Holdings Corp., Term Loan B, (LIBOR USD 3 Month + 4.75%), 6.85%, 11/03/23		2,010	1,525,640
KAR Auction Services, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.00%, 09/19/26		3,554	3,571,706
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.03%, 09/23/26		9,909	9,795,055
Safe Fleet Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.77%, 02/01/25		3,388	3,230,180
Tempo Acquisition LLC, Term Loan, 05/01/24(g)		21,651	21,655,055
US Ecology, Term Loan, 08/14/26(b)(g)		1,804	1,815,275
West Corp., Term Loan:
(LIBOR USD 3 Month + 3.50%), 5.20% - 5.43%, 10/10/24		1,620	1,283,454
(LIBOR USD 3 Month + 4.00%), 5.70% - 5.93%, 10/10/24		12,449	10,037,323

			136,512,547

Communications Equipment — 0.2%
Ciena Corp., Term Loan B1, (LIBOR USD 1 Month + 2.00%), 3.72%, 09/26/25		4,978	4,990,677

Security	Par (000)		Value

Construction & Engineering — 0.3%
Ply Gem, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.51%, 04/01/25	USD	1,965	$1,938,080
SRS Distribution, Inc., Term Loan B, 05/23/25(g)		7,335	7,197,646

			9,135,726

Construction Materials — 1.4%
American Builders And Contractors Supply, Term Loan, 01/15/27(g)		12,325	12,299,698
Core & Main LP, Term Loan, (LIBOR USD 3 Month + 2.75%), 4.53% - 4.88%, 08/01/24		18,518	18,252,265
Forterra Finance LLC, 1st Lien Term Loan, 10/25/23(g)		3,245	3,116,563
Foundation Building Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.70%, 08/13/25(b)		4,004	4,019,220
Plaskolite PPC Intermediate II LLC, Term Loan, (LIBOR USD 1 Month + 4.25%), 5.97%, 12/15/25		3,801	3,506,654
TAMKO Building Products LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.95% - 5.16%, 05/29/26(b)		3,062	3,073,479

			44,267,879

Containers & Packaging — 3.3%
Berry Global, Inc, Term Loan W, (LIBOR USD 1 Month + 2.00%), 3.76%, 10/01/22		21,822	21,884,899
Berry Plastics Corp., Term Loan U, (LIBOR USD 1 Month + 2.50%), 4.26%, 07/01/26		6,099	6,022,057
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.23%, 04/03/24		12,180	11,933,105
Charter NEX US, Inc., 1st Lien Term Loan:
05/16/24(g)		12,355	12,200,270
(LIBOR USD 1 Month + 3.50%), 5.20%, 05/16/24		3,171	3,170,387
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.78% - 5.10%, 12/29/23		12,658	12,265,409
Pregis TopCo LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.70%, 07/31/26		3,443	3,369,836
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.45%, 02/05/23		29,851	29,891,318

			100,737,281

Diversified Consumer Services — 2.6%
AlixPartners LLP, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.45%, 04/04/24		15,976	16,038,425
Bright Horizons Family Solutions LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.45%, 11/07/23		7,348	7,352,826
Research Now, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 7.41%, 12/07/24		5,684	5,678,079
SIRVA Worldwide, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 7.20% - 7.60%, 08/04/25(b)		5,522	5,315,382
Sotheby’s, Inc., Term Loan B, 01/15/27(g)		9,702	9,437,860
Spin Holdco, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.25%, 11/14/22		19,337	18,853,766
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.45%, 05/06/24		5,022	4,704,676
Trugreen Ltd. Partnership, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.45%, 03/19/26		9,124	9,141,544

2

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Verisure Holding AB, Term Loan B1, (EURIBOR 3 Month + 3.00%), 3.00%, 10/21/22	EUR	2,000	$2,201,307

			78,723,865

Diversified Financial Services — 3.8%
Advisor Group Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 6.70%, 07/31/26	USD	8,612	8,178,730
Belron Finance LLC, Term Loan B, (LIBOR USD 6 Month + 2.50%), 4.44%, 10/30/26		5,229	5,240,451
BW Gas Convenience Holdings LLC, Term Loan, 11/13/26(b)(g)		4,794	4,661,930
Clearesult, Inc., Term Loan, 08/15/25(b)(g)		2,461	2,328,535
Genuine Financial Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.45%, 07/11/25		6,994	6,731,831
SMG US Midco 2, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.70%, 01/23/25		5,705	5,701,045
Spring Education Group, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.70%, 07/30/25		5,517	5,467,343
Starwood Property Mortgage LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.20%, 07/26/26(b)		2,504	2,513,390
Triton Bidco, Term Loan B, 09/23/26(g)		44,094	43,862,506
VICI Properties 1 LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.72%, 12/20/24		20,636	20,696,254
Ziggo Secured Finance Partnership, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.27%, 04/15/25		10,595	10,574,295

			115,956,310

Diversified Telecommunication Services — 2.5%
Altice Financing SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.47%, 01/31/26		5,487	5,345,413
Altice Financing SA, Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.52%, 07/15/25		2,572	2,505,056
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.77%, 08/14/26		14,116	13,996,682
CenturyLink, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.45%, 01/31/25		7,951	7,946,795
Consolidated Communications, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.71%, 10/05/23		837	772,258
Eircom Finco SARL, Term Loan, (EURIBOR 1 Month + 3.25%), 3.25%, 05/15/26	EUR	1,222	1,349,283
Iridium Satellite LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.45%, 11/04/26	USD	4,614	4,657,279
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.45%, 03/01/27		7,500	7,496,461
MTN Infrastructure TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 11/15/24		10,297	10,258,844
Numericable US LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 5.45%, 01/31/26		2,447	2,415,444
TDC A/S, Term Loan, (EURIBOR 1 Month + 2.75%), 2.75%, 06/04/25	EUR	2,458	2,715,334
Telesat Canada, Term Loan B4, (LIBOR USD 3 Month + 2.50%), 4.61%, 11/17/23	USD	3,539	3,537,648
Zayo Group LLC, Term Loan: (LIBOR USD 1 Month + 2.00%), 3.70%, 01/19/21		11,360	11,363,792
(LIBOR USD 1 Month + 2.25%), 3.95%, 01/19/24		1,530	1,531,912

			75,892,201

Security		Par (000)	Value

Electric Utilities — 0.3%
Calpine Construction Finance Co. LP, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.20%, 01/15/25	USD	2,259	$2,263,241
Edgewater Generation LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.45%, 12/13/25		5,436	5,144,883
Vistra Operations Co. LLC, Term Loan B3, (LIBOR USD 1 Month + 1.75%), 3.45% - 3.52%, 12/31/25		3,024	3,032,355

			10,440,479

Electrical Equipment — 0.9%
Dell International LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.71%, 09/19/25		10,981	11,037,887
GrafTech International Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.20%, 02/12/25(b)		7,024	6,848,603
MH Sub I LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.45%, 09/13/24		9,476	9,440,302

			27,326,792

Energy Equipment & Services — 0.4%
McDermott International, Inc., Term Loan: 10/21/21(g)		5,224	5,259,306
(LIBOR USD 3 Month + 5.00%), 7.10%, 05/09/25		7,522	3,602,147
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 9.46%, 11/08/22(b)		3,790	3,638,400

			12,499,853

Entertainment — 1.4%
Creative Artists Agency LLC, Term Loan, 11/27/26(g)		14,118	14,112,071
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.20%, 07/03/24		8,115	8,104,666
PCI Gaming Authority, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.70%, 05/29/26		6,876	6,910,321
Renaissance Learning, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.95%, 05/24/25		3,486	3,411,800
William Morris Endeavor Entertainment LLC, Term Loan B, 05/16/25(g)		12,206	11,985,150

			44,524,008

Equity Real Estate Investment Trusts (REITs) — 1.1%
Claros Mortgage Trust, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.01%, 08/09/26(b)		6,607	6,607,000
DTZ US Borrower LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.95%, 08/21/25		13,548	13,565,085
GEO Group Refinancing, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.71%, 03/22/24		6,340	5,602,152
Iron Mountain, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.45%, 01/02/26(b)		4,645	4,610,231
RHP Hotel Properties LP, Term Loan B1, (LIBOR USD 1 Month + 2.00%), 3.71%, 05/11/24		4,534	4,543,180

			34,927,648

Food & Staples Retailing — 1.2%
Albertson’s LLC, Term Loan:		1,804	1,815,259
(LIBOR USD 1 Month + 2.75%), 4.45%, 11/17/25
(LIBOR USD 1 Month + 2.75%), 4.45%, 08/17/26		49	48,825

3

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing (continued)
BCPE Empire Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 0.00% - 5.70%, 06/11/26	USD	109	$107,622
BCPE Empire Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.70%, 06/11/26		4,343	4,304,863
H-Food Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 5.39%, 05/23/25		4,006	3,710,262
H-Food Incremental, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.70%, 05/23/25		4,861	4,530,699
US Foods, Inc., Term Loan B:
(LIBOR USD 1 Month + 1.75%), 3.54%, 06/27/23		13,530	13,542,754
(LIBOR USD 1 Month + 2.00%), 3.70%, 08/14/26		10,430	10,445,645

			38,505,929

Food Products — 2.2%
1011778 B.C. Unlimited Liability Com, Term Loan B4, (LIBOR USD 1 Month + 1.75%), 3.45%, 11/19/26		16,910	16,901,900
8th Avenue Food & Provisions, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.51%, 10/01/25		2,811	2,813,093
ARAMARK Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 3.45%, 03/11/25		6,881	6,892,552
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.20%, 10/10/23		15,723	15,510,477
JBS USA LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.20%, 05/01/26		9,192	9,227,199
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.02%, 05/15/24		5,091	5,091,087
TMK Hawk Parent Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.82% - 5.70%, 08/28/24		13,830	11,022,281

			67,458,589

Health Care Equipment & Supplies — 0.6%
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.10%, 06/15/21		18,215	18,095,932

Health Care Providers & Services — 4.0%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.20%, 06/30/25		3,816	3,817,303
Azalea TopCo, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.20%, 07/24/26		7,000	6,963,740
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.70%, 06/07/23		10,881	10,892,711
Concentra, Inc., Term Loan, (LIBOR USD 3 Month + 2.50%), 4.54%, 06/01/22		3,088	3,086,616
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.45%, 05/31/25		3,133	3,057,337
Diplomat Pharmacy, Inc., Term Loan, (LIBOR USD 3 Month + 4.50%), 6.21% - 6.41%, 12/20/24		4,696	4,085,481
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.45%, 10/10/25		9,853	7,722,351
Femur Buyer, Inc., Term Loan, (LIBOR USD 3 Month + 4.50%), 6.38%, 03/05/26(b)		2,683	2,575,944
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 5.50%, 07/02/25		10,126	10,158,032
HCA, Inc., Term Loan, (LIBOR USD 12 Month + 1.75%), 3.45%, 03/17/26		2,621	2,629,523

Security		Par (000)	Value

Health Care Providers & Services (continued)
HomeVi SAS, Term Loan, (EURIBOR 3 Month + 3.00%), 3.00%, 10/31/24	EUR	2,000	$2,209,702
MPH Acquisition Holdings LLC, Term Loan, 06/07/23(g)	USD	9,666	9,233,574
nThrive, Inc., 1st Lien Term Loan, 10/20/22(g)		9,285	7,474,590
Option Care Health, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.50%), 6.20%, 08/06/26		5,270	5,168,974
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.31%, 06/30/25		19,749	19,469,347
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.45%, 02/06/24		6,700	4,704,523
Vizient, Inc., Term Loan B5, (LIBOR USD 1 Month + 2.75%), 4.45%, 05/06/26		3,628	3,628,710
Wink Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.70%, 12/02/24		8,702	8,593,227
WP CityMD Bidco LLC, Term Loan, 08/13/26(g)		7,833	7,754,670

			123,226,355

Health Care Technology — 1.3%
Athenahealth, Inc., Term Loan B, (LIBOR USD 3 Month + 4.50%), 6.26% - 6.40%, 02/05/26		19,686	19,641,866
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.20%, 03/01/24		15,261	15,249,133
Goodrx, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.50%, 10/10/25		4,451	4,442,159

			39,333,158

Hotels, Restaurants & Leisure — 6.2%
Aimbridge Acquisition, Inc., Term Loan B, (LIBOR USD 6 Month + 3.75%), 5.46%, 02/02/26(b)		1,713	1,721,670
Aristocrat Leisure Ltd., Term Loan B, (LIBOR USD 3 Month + 1.75%), 3.72%, 10/19/24		2,667	2,675,209
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.25%), 3.85%, 09/15/23		6,121	6,130,535
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.45%, 12/23/24		20,692	20,522,603
CCM Merger, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.95%, 08/06/21		6,657	6,647,119
CityCenter Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.04%, 04/18/24		18,716	18,739,689
Dorna Sports SL, 1st Lien Term Loan, (EURIBOR 6 Month + 2.75%), 2.75%, 05/03/24	EUR	1,913	2,101,622
Four Seasons Holdings, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 3.70%, 11/30/23	USD	12,555	12,610,261
Gateway Casinos & Entertainment Ltd., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.10%, 12/01/23		662	652,117
Golden Nugget, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 4.45% - 4.72%, 10/04/23		6,526	6,521,101
Hilton Worldwide Finance LLC, Term Loan B2, (LIBOR USD 1 Month + 1.75%), 3.46%, 06/22/26		12,036	12,086,787
IRB Holding Corp., Term Loan B, 02/05/25(g)		13,893	13,885,973
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.51%, 04/03/25		4,533	4,542,239

4

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
MGM Growth Properties LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.70%, 03/21/25	USD	12,041	$12,065,662
Playa Resorts Holding BV, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.45%, 04/29/24		4,721	4,599,269
Scientific Games International, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.45%, 08/14/24		11,564	11,505,925
Silk Bidco AS, 1st Lien Term Loan B, (EURIBOR 6 Month + 3.75%), 3.75%, 02/24/25	EUR	2,000	2,189,629
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.60%, 07/10/25	USD	19,696	19,771,412
Station Casinos LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.21%, 06/08/23		11,613	11,629,752
Tackle SARL, Term Loan, (EURIBOR 3 Month + 3.75%), 3.75%, 08/08/22	EUR	2,000	2,207,542
Whatabrands LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.03%, 08/02/26	USD	10,889	10,920,796
Wyndham Hotels & Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.45%, 05/30/25		7,400	7,430,073

			191,156,985

Household Durables — 0.1%
Serta Simmons Bedding LLC, Term Loan: (LIBOR USD 1 Month + 3.50%), 5.22% - 5.27%, 11/08/23		4,171	2,431,646
(LIBOR USD 1 Month + 8.00%), 9.72%, 11/08/24		562	160,095

			2,591,741

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The), Term Loan, (LIBOR USD 3 Month + 1.75%), 3.66%, 05/31/22		253	253,249
Calpine Corp., 1st Lien Term Loan B5, (LIBOR USD 3 Month + 2.50%), 4.61%, 01/15/24		2,505	2,510,981
Calpine Corp., Term Loan:
(LIBOR USD 3 Month + 2.75%), 4.86%, 04/05/26		5,661	5,677,795
08/12/26(g)		5,540	5,554,720

			13,996,745

Industrial Conglomerates — 1.8%
Filtration Group Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.70%, 03/29/25		11,283	11,299,342
PSAV Holdings LLC, 1st Lien Term Loan, 02/21/25(g)		12,710	12,324,589
Sundyne US Purchaser, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.70%, 04/23/26		7,617	7,612,222
Vertiv Co., Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.93%, 11/30/23(b)		23,308	22,754,316

			53,990,469

Insurance — 4.1%
Alliant Holdings Intermediate LLC, 1st Lien Term Loan, 05/09/25(g)		3,106	3,088,585
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.70%, 05/09/25		15,203	15,032,084
AmWINS Group, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.45% - 4.52%, 01/25/24		10,722	10,742,373
AssuredPartners, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.20%, 10/22/24		7,776	7,742,172

Security		Par (000)	Value

Insurance (continued)
Asurion LLC, 1st Lien Term Loan B6, (LIBOR USD 1 Month + 3.00%), 4.70%, 11/03/23	USD	10,093	$10,101,147
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 8.20%, 08/04/25		7,769	7,824,859
Asurion LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.70%, 11/03/24		1,286	1,286,883
Asurion LLC, Term Loan B4, (LIBOR USD 1 Month + 3.00%), 4.70%, 08/04/22		8,313	8,326,472
Hub International Ltd., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.65% - 4.94%, 04/25/25		13,205	13,014,488
Hub International, Inc., Term Loan B, (LIBOR USD 6 Month + 4.00%), 5.90%, 04/25/25		7,359	7,374,012
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 12/31/25(g)		18,147	17,810,175
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan B, 09/03/26(g)		6,810	6,792,820
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.10%, 05/16/24		15,849	15,634,429
USI, Inc., Term Loan B, 12/02/26(g)		911	909,479

			125,679,978

IT Services — 8.4%
Altran Technologies SA, Term Loan, (LIBOR USD 3 Month + 2.25%), 4.41%, 03/20/25(b)		3,029	3,028,875
Ancestry.com Operations Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.46%, 10/19/23		4,785	4,605,563
Applied Systems, Inc., Term Loan: 09/19/24(g)		12,388	12,333,115
(LIBOR USD 3 Month + 7.00%), 9.10%, 09/19/25		2,282	2,315,866
Boxer Parent Co., Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 5.95%, 10/02/25		13,230	12,717,296
Camelot US Acquisition 1 Co., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.95%, 10/30/26		9,583	9,611,749
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.45%, 04/28/25		4,044	4,036,923
CCC Information Services, Inc., Term Loan, 04/29/24(g)		9,292	9,228,147
Epicor Software, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.96%, 06/01/22		9,452	9,451,639
Evertec, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.29%, 11/27/24		4,400	4,421,751
Gartner, Inc., Term Loan A, (LIBOR USD 1 Month + 1.50%), 3.20%, 03/21/22(b)		1,362	1,361,842
Greeneden US Holdings I LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.95%, 12/01/23		7,237	7,202,313
IG Investments Holdings LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.70%, 05/23/25		14,380	14,158,227
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.95%, 11/29/24		16,192	15,483,571
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 8.95%, 12/01/25		3,383	3,129,583
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.38%, 08/01/25		3,080	1,909,679
Rackspace Hosting, Inc., Term Loan,
(LIBOR USD 3 Month + 3.00%), 4.84% - 4.90%, 11/03/23		5,140	4,813,878

5

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Sabre GLBL, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.70%, 02/22/24	USD	12,141	$12,171,826
Solera LLC, Term Loan B1, 03/03/23(g)		15,618	15,351,519
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.35%, 09/30/22		25,054	25,063,063
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B5, (LIBOR USD 1 Month + 2.25%), 3.95%, 04/16/25		4,977	5,000,328
SS&C Technologies Holdings, Inc., Term
Loan B, (LIBOR USD 1 Month + 2.25%), 3.95%, 04/16/25		12,470	12,528,161
SS&C Technologies Holdings, Inc., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 3.95%, 07/08/22		236	237,269
Trans Union LLC, Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.45%, 11/16/26		17,098	17,104,342
Verscend Holding Corp., Term Loan B, 08/27/25(g)		19,984	19,999,187
Vertafore, Inc., Term Loan B, 07/02/25(g)		13,502	13,090,559
WEX, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.95%, 05/15/26		17,399	17,448,755
Zephyr Bidco Ltd., Term Loan, (LIBOR GBP 1 Month + 4.50%), 5.21%, 07/23/25	GBP	2,000	2,516,212

			260,321,238

Life Sciences Tools & Services — 2.5%
Albany Molecular Research, Inc., Term Loan: 08/30/24(g)	USD	3,636	3,588,152
(LIBOR USD 1 Month + 7.00%), 8.70%, 08/30/25		1,855	1,844,575
Avantor Funding, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.70%, 11/21/24		6,098	6,139,728
Explorer Holdings, Inc., Term Loan, 11/20/26(g)		8,774	8,708,195
Sotera Health Holdings LLC, Term Loan: 05/15/22(g)		13,971	13,878,273
(LIBOR USD 3 Month + 3.50%), 5.43%, 05/15/22		3,943	3,926,675
11/20/26(b)(g)		38,940	38,842,257

			76,927,855

Machinery — 1.8%
Clark Equipment Co., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.10%, 05/18/24		2,748	2,748,245
Columbus Mckinnon Corp., 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.60%, 01/31/24(b)		679	681,116
Gardner Denver, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.45%, 07/30/24		9,614	9,642,767
Gates Global LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.45%, 04/01/24		15,794	15,740,903
Terex Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.45% - 4.59%, 01/31/24		1,403	1,407,622
Titan Acquisition Ltd., Term Loan, 03/28/25(g)		22,702	21,695,872
WELBILT, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.20%, 10/11/25(b)		4,951	4,957,589

			56,874,114

Media — 4.7%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.70%, 07/12/24		5,596	5,595,800
Cable One, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.46%, 05/01/24(b)		3,675	3,689,183
Charter Communications Operating, Term Loan B1, (LIBOR USD 1 Month + 1.75%), 3.45%, 04/30/25		9,409	9,449,099

Security		Par (000)	Value

Media (continued)
Clear Channel Outdoor Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.20%, 08/21/26	USD	27,625	$27,699,035
CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.02%, 07/17/25		5,669	5,648,404
CSC Holdings LLC, Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.33%, 04/15/27		4,300	4,301,563
Diamond Sports Group LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.96%, 08/24/26		7,723	7,696,433
Gray Television, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.28%, 01/02/26		2,034	2,039,963
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.03%, 02/07/24		4,021	4,022,949
iHeartCommunications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.00%), 5.78%, 05/01/26		7,424	7,467,010
Intelsat Jackson Holdings SA, Term Loan, 11/27/23(g)		3,115	3,064,381
LCPR Loan Financing LLC, Term Loan, (LIBOR USD 1 Month + 5.00%), 6.77%, 10/15/26		4,560	4,595,340
Learfield Communications LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.90% - 5.33%, 12/01/23		9,995	10,014,820
Lions Gate Capital Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.95%, 03/24/25		6,372	6,202,095
Midcontinent Communications, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.01%, 08/15/26		3,037	3,055,054
Nexstar Broadcasting, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.45%, 09/18/26		6,121	6,143,954
Radiate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.70%, 02/01/24		8,562	8,499,109
Telenet Financing LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.02%, 08/15/26		5,406	5,400,305
Trader Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.70%, 09/28/23(b)		16,025	15,924,620
Univision Communications, Inc., Term Loan C5, (LIBOR USD 1 Month + 2.75%), 4.45%, 03/15/24		5,505	5,386,688

			145,895,805

Metals & Mining — 0.5%
Ball Metalpack Finco LLC, Term Loan, 07/31/25(g)		6,562	5,567,081
Equinox Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.70%, 03/08/24		10,853	10,812,691

			16,379,772

Multiline Retail — 0.2%
Leslie’s Poolmart, Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.34%, 08/16/23		2,730	2,552,367
Neiman Marcus Group Ltd. LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 7.77%, 10/25/23		4,311	3,175,475

			5,727,842

Multi-Utilities — 0.4%
ExGen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.91%, 11/28/24		7,868	7,553,111
USIC Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.95%, 12/08/23		5,409	5,334,577

			12,887,688

6

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels — 0.6%
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 10.38%), 12.08%, 12/31/21	USD	6,778	$3,917,953
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.21%, 11/28/22		3,186	2,910,143
EURO Garages Ltd., Term Loan B, 02/07/25(g)		4,736	4,605,084
EURO Garages Ltd., Term Loan B1, (LIBOR USD 3 Month + 4.00%), 6.10%, 02/07/25		3,571	3,471,683
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.60%, 06/30/25		2,967	2,870,545

			17,775,408

Personal Products — 0.3%
Sunshine Luxembourg VII SARL, Term Loan, (LIBOR USD 3 Month + 4.25%), 6.35%, 10/01/26		9,250	9,274,790

Pharmaceuticals — 3.3%
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 5.25%, 03/21/25		7,096	5,443,325
Bausch Health Cos., Inc., Term Loan, 06/02/25(g)		30,567	30,690,928
Catalent, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.95%, 05/08/26		8,645	8,647,025
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.00%, 04/29/24		6,667	6,129,049
Grifols Worldwide Operations Ltd., Term Loan B, (LIBOR USD 6 Month + 2.25%), 3.86%, 11/15/27		7,730	7,771,943
Jaguar Holding Co. I, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.20%, 08/18/22		30,951	30,976,189
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.85%, 09/24/24		3,465	2,707,979
National Veterinary Associates, Inc., Term Loan B3, (LIBOR USD 3 Month + 1.75%), 6.50%, 02/02/25		9,877	9,866,626

			102,233,064

Professional Services — 0.5%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 5.00%), 6.70%, 02/06/26		16,055	16,135,275

Real Estate Management & Development — 0.5%
ESH Hospitality, Inc., Term Loan B, 09/18/26(g)		3,077	3,082,882
Forest City Enterprises LP, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.20%, 12/08/25		8,126	8,140,873
Realogy Group LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.96%, 02/08/25		3,788	3,652,666

			14,876,421

Road & Rail — 0.4%
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.20%, 07/13/23		14,077	13,714,760

Semiconductors & Semiconductor Equipment — 0.2%
Microchip Technology, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.71%, 05/29/25		4,123	4,119,536
ON Semiconductor Corp., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.70%, 09/19/26		2,557	2,566,580

			6,686,116

Security		Par (000)	Value

Software — 7.1%
Cerence, Inc., Term Loan, (LIBOR USD 6 Month + 7.78%), 7.78%, 10/01/24	USD	3,581	$3,357,187
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 6.61% - 6.68%, 09/29/23		6,646	6,125,345
Ellie Mae, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 4.00%), 5.86%, 04/17/26		9,256	9,218,421
Infor US, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.85%, 02/01/22		33,712	33,744,298
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.95%, 08/05/22		19,721	19,728,467
Kronos, Inc., 1st Lien Term Loan B, 11/01/23(g)		22,956	22,939,314
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.16%, 11/01/24		9,285	9,369,122
McAfee LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.45%, 09/30/24		17,167	17,179,617
PowerSchool Group LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.14%, 07/31/25		4,872	4,793,009
Refinitiv US Holdings Inc., Term Loan, (EURIBOR 3 Month + 4.00%), 4.00%, 10/01/25	EUR	1,606	1,785,493
Refinitiv US Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.45%, 10/01/25	USD	25,160	25,306,654
RP Crown Parent LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.45%, 10/12/23		10,845	10,841,805
Solar Winds Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.45%, 02/05/24		19,721	19,780,994
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.95%, 04/16/25		8,116	8,154,406
TIBCO Software, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.78%, 06/30/26(b)		16,483	16,524,113
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.45%, 05/04/26		10,481	10,527,536

			219,375,781

Specialty Retail — 1.2%
Belron Finance US LLC, Term Loan B, (LIBOR USD 3 Month + 2.25%), 4.14%, 11/07/24		9,030	9,052,345
CD&R Firefly Bidco Ltd., Term Loan, (LIBOR GBP 3 Month + 4.25%), 5.06%, 06/23/25	GBP	2,000	2,547,589
IAA, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.00%, 06/29/26	USD	3,445	3,457,644
MED Parentco LP, Delayed Draw Term Loan, (LIBOR USD 1 Month + 4.25%), 0.00% - 6.06%, 08/31/26		278	275,353
MED Parentco LP, Term Loan, (LIBOR USD 1 Month + 4.25%), 5.95%, 07/31/26		5,216	5,170,524
Midas Intermediate Holdco II LLC, Term Loan B, 08/18/21(g)		5,390	5,076,730
PetSmart, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.77%, 03/11/22		12,813	12,467,818

			38,048,003

Technology Hardware, Storage & Peripherals — 0.4%
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.45%, 04/29/23		11,071	11,035,348

Trading Companies & Distributors — 0.6%
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.95%, 01/02/25		5,320	5,275,101
HD Supply, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.45%, 10/17/23		13,054	13,109,671

7

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Trading Companies & Distributors (continued)
United Rentals, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.45%, 10/31/25	USD	607	$609,752

			18,994,524

Wireless Telecommunication Services — 0.8%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.34%, 05/27/24		6,095	5,091,878
Hargray Communications Group, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.70%, 05/16/24		5,026	5,016,887
New Lightsquared LLC, 1st Lien Term Loan, 12/07/20(g)		3,301	1,869,707
SBA Senior Finance II LLC, 2nd Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.46%, 04/06/25		11,680	11,677,070

			23,655,542

Total Floating Rate Loan Interests — 89.2% (Cost: $2,787,143,044)			2,752,506,633

		Shares

Investment Companies — 4.7%
Invesco Senior Loan ETF(h)		6,449,262	144,850,425

Total Investment Companies — 4.7% (Cost: $146,027,116)			144,850,425

		Beneficial Interest (000)

Other Interests — 0.0%(i)

Capital Markets — 0.0%
Millennium Lender Claim(b)		15,011	2

Total Other Interests — 0.0%			2

Security	Shares	Value

Warrants — 0.1%

Machinery — 0.0%
AFGlobal Corp. (Issued/exercisable 06/08/17, 1 share for 1 warrant, Expires 06/08/22, Strike Price USD 0.00)(a)(b)	17,095	$—

Media — 0.1%
iHeartMedia, Inc. (Issued/exercisable 06/05/19, 1 share for 1 warrant, Expires 12/31/19, Strike Price USD 1.00)(a)	180,353	2,775,452

Total Warrants — 0.1%		2,775,452

Total Long-Term Investments — 94.5% (Cost: $2,954,462,623)		2,916,086,934

Short-Term Securities — 11.4%(j)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%*	245,277,627	245,277,627
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.46%	16,500,882	16,500,882
SL Liquidity Series, LLC, Money Market Series, 1.84%(k)*	90,333,789	90,351,856

Total Short-Term Securities — 11.4% (Cost: $352,127,600)		352,130,365

Total Options Purchased — 0.0% (Cost: $256,978)		201,500

Total Investments — 105.9% (Cost: $3,306,847,201)		3,268,418,799

Liabilities in Excess of Other Assets — (5.9)%		(181,593,630)

Net Assets — 100.0%		$3,086,825,169

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Security, or a portion of the security, is on loan.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Annualized 7-day yield as of period end.
(k)	Security was purchased with the cash collateral from loaned securities.

8

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Portfolio

*

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	195,186,412	50,091,215	245,277,627	$245,277,627	$930,761		$—	$—
SL Liquidity Series, LLC, Money Market Series	96,272,531	(5,938,742)	90,333,789	90,351,856	187,532(b	)	(5,468)	(5,450)

				$335,629,483	$1,118,293		$(5,468)	$(5,450)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

9

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	21,678,000	USD	23,856,422	Natwest Markets plc	12/04/19	$27,655
GBP	3,566,000	USD	4,596,019	Barclays Bank plc	12/04/19	16,190
USD	24,614,461	EUR	22,119,000	State Street Bank and Trust Co.	12/04/19	244,505

						288,350

USD	4,612,882	GBP	3,576,000	State Street Bank and Trust Co.	12/04/19	(12,260)
USD	23,963,512	EUR	21,678,000	Natwest Markets plc	02/05/20	(31,360)
USD	4,606,723	GBP	3,566,000	Barclays Bank plc	02/05/20	(16,451)

						(60,071)

Net Unrealized Appreciation						$228,279

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
SPDR S&P 500 ETF Trust	1,000	12/31/19	USD	299.00	USD	31,431	$116,000
SPDR S&P 500 ETF Trust	1,000	12/31/19	USD	295.00	USD	31,431	85,500

							$201,500

Glossary of Terms Used in this Report

Currency

EUR	Euro

GBP	British Pound

USD	United States Dollar
Portfolio Abbreviations

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

S&P	Standard & Poor’s

SCA	Svenska Cellulosa Aktiebolaget

10

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Commercial Services & Supplies	$—	$—	$191,345	$191,345
Electric Utilities	—	—	2,107,125	2,107,125
Health Care Providers & Services	—	—	431	431
Machinery	—	290,790	—	290,790
Media	1,561,158	—	—	1,561,158
Software	3,308	—	—	3,308
Corporate Bonds (a)	—	11,800,265	—	11,800,265
Floating Rate Loan Interests:
Aerospace & Defense	—	62,742,739	5,583,686	68,326,425
Air Freight & Logistics	—	8,590,290	—	8,590,290
Airlines	—	25,638,067	—	25,638,067
Auto Components	—	31,665,988	—	31,665,988
Building Products	—	21,789,461	—	21,789,461
Capital Markets	—	42,491,547	10,421,333	52,912,880
Chemicals	—	106,793,029	—	106,793,029
Commercial Services & Supplies	—	134,697,272	1,815,275	136,512,547
Communications Equipment	—	4,990,677	—	4,990,677
Construction & Engineering	—	9,135,726	—	9,135,726
Construction Materials	—	37,175,180	7,092,699	44,267,879
Containers & Packaging	—	100,737,281	—	100,737,281
Diversified Consumer Services	—	73,408,483	5,315,382	78,723,865
Diversified Financial Services	—	106,452,455	9,503,855	115,956,310
Diversified Telecommunication Services	—	75,892,201	—	75,892,201
Electric Utilities	—	10,440,479	—	10,440,479
Electrical Equipment	—	20,478,189	6,848,603	27,326,792
Energy Equipment & Services	—	8,861,453	3,638,400	12,499,853
Entertainment	—	44,524,008	—	44,524,008
Equity Real Estate Investment Trusts (REITs)	—	23,710,417	11,217,231	34,927,648
Food & Staples Retailing	—	38,505,929	—	38,505,929
Food Products	—	67,458,589	—	67,458,589
Health Care Equipment & Supplies	—	18,095,932	—	18,095,932
Health Care Providers & Services	—	120,650,411	2,575,944	123,226,355

11

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Portfolio

	Level 1	Level 2	Level 3	Total
Health Care Technology	$—	$39,333,158	$—	$39,333,158
Hotels, Restaurants & Leisure	—	189,435,315	1,721,670	191,156,985
Household Durables	—	2,591,741	—	2,591,741
Independent Power and Renewable Electricity Producers	—	13,996,745	—	13,996,745
Industrial Conglomerates	—	31,236,153	22,754,316	53,990,469
Insurance	—	125,679,978	—	125,679,978
IT Services	—	255,930,521	4,390,717	260,321,238
Life Sciences Tools & Services	—	38,085,598	38,842,257	76,927,855
Machinery	—	51,235,409	5,638,705	56,874,114
Media	—	126,282,002	19,613,803	145,895,805
Metals & Mining	—	16,379,772	—	16,379,772
Multiline Retail	—	5,727,842	—	5,727,842
Multi-Utilities	—	12,887,688	—	12,887,688
Oil, Gas & Consumable Fuels	—	17,775,408	—	17,775,408
Personal Products	—	9,274,790	—	9,274,790
Pharmaceuticals	—	102,233,064	—	102,233,064
Professional Services	—	16,135,275	—	16,135,275
Real Estate Management & Development	—	14,876,421	—	14,876,421
Road & Rail	—	13,714,760	—	13,714,760
Semiconductors & Semiconductor Equipment	—	6,686,116	—	6,686,116
Software	—	202,851,668	16,524,113	219,375,781
Specialty Retail	—	38,048,003	—	38,048,003
Technology Hardware, Storage & Peripherals	—	11,035,348	—	11,035,348
Trading Companies & Distributors	—	18,994,524	—	18,994,524
Wireless Telecommunication Services	—	23,655,542	—	23,655,542
Investment Companies	144,850,425	—	—	144,850,425
Other Interests	—	—	2	2
Warrants (a)	—	2,775,452	—	2,775,452
Short-Term Securities	261,778,509	—	—	261,778,509
Options Purchased:
Equity contracts	201,500	—	—	201,500
Unfunded Floating Rate Loan Interests (b)	—	22,283	—	22,283
Liabilities:
Unfunded Floating Rate Loan Interests (b)	—	(6,535)	—	(6,535)

Subtotal	$408,394,900	$2,593,890,899	$175,796,892	$3,178,082,691

Investments Valued at Net Asset Value (“NAV”) (c)				90,351,856

Total Investments				$3,268,434,547

Derivative Financial Instruments (d)
Assets:
Foreign currency exchange contracts	$—	$288,350	$—	$288,350
Liabilities:
Foreign currency exchange contracts	—	(60,071)	—	(60,071)

	$—	$228,279	$—	$228,279

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

12

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Floating Rate Loan Interests	Other Interests	Total
Investments:
Assets:
Opening balance, as of August 31, 2019	$2,010,665	$99,703,493	$—	$101,714,158
Transfers into level 3 (a)	1,077	55,893,742	—	55,894,819
Transfers out of level 3	—	(21,753,536)	—	(21,753,536)
Accrued discounts/premiums	—	45,833	—	45,833
Net realized gain (loss)	82,487	(67,663)	—	14,824
Net change in unrealized appreciation (b)	289,517	2,944,078	2	3,233,597
Purchases	—	54,568,028	—	54,568,028
Sales	(84,845)	(17,835,986)	—	(17,920,831)

Closing balance, as of November 30, 2019	$2,298,901	$173,497,989	$2	$175,796,892

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2019 (b)	$202,358	$(495,187)	$2	$(292,827)

(a)	As of August 31, 2019, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2019, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

13